Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments, attributable to noncontrolling interest, net of taxes	$ (59)	$ (9)	$ (32)
Foreign currency translation adjustments - tax effect	(42)	18	(45)
Unrealized gains (losses) on securities - tax effect	27	17	(1)
Reclassification adjustment included in net income on securities - tax effect	(5)	0	0
Unrealized gains (losses) on derivatives - tax effect	(212)	(240)
Unrealized gains (losses) on derivatives - tax effect			(156)
Reclassification adjustment included in net income on derivatives - tax effect	18	12
Reclassification adjustment included in net income on derivatives - tax effect			6
Net prior service credit (cost) arising during period - tax effect	735	1,134	271
Amortization of net prior service credit included in net income - tax effect	$ (601)	$ (475)	$ (431)